Bank facilities (Details) $ in Thousands	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0
Unrealized gain (loss) on forward foreign exchange contracts	632,000		$ 306,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts	$ 16,750,000		16,800,000
Average price of hedging instrument (CDN per USD)	1.32	1.32
Operating Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 2,000,000
Borrowings outstanding			$ 0
EncoreFX Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity		$ 23,684